Other (Income) Expense, Net (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Jun. 28, 2013	Jun. 29, 2012	Mar. 29, 2013	Mar. 30, 2012	Apr. 01, 2011
Other (Income) Expense [Abstract]
Foreign currency loss (gain)			$ 17	$ 4	$ (2)
Other gains			(42)	0	(9)
Total	(1)	12	(25)	4	(11)
Cost of Company's Hedging Program			5	6	4
Foreign currency (gains) lossses, due to foreign currency exchange rates	(12)	(22)	(37)	(8)	(9)
Realizes losses from settled option contracts			2	4	(6)
Paxus [Member]
Other (Income) Expense [Abstract]
Pre-tax gain from divestiture			38
Foreign Exchange Option [Member]
Other (Income) Expense [Abstract]
Foreign currency (gains) lossses, due to foreign currency exchange rates			$ 10	$ (6)	$ (1)